Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
May 31, 2022

Dates Covered
Collections Period	05/01/22 - 05/31/22
Interest Accrual Period	05/16/22 - 06/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	06/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/22	291,584,848.33	18,479
Yield Supplement Overcollateralization Amount 04/30/22	7,163,104.89	0
Receivables Balance 04/30/22	298,747,953.22	18,479
Principal Payments	14,426,728.50	394
Defaulted Receivables	302,815.22	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/22	6,636,984.66	0
Pool Balance at 05/31/22	277,381,424.84	18,072

Pool Statistics	$ Amount	# of Accounts
Pool Factor	32.48%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,654,273.79	129
Past Due 61-90 days	646,762.40	30
Past Due 91-120 days	120,242.86	6
Past Due 121+ days	0.00	0
Total	3,421,279.05	165

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	231,328.10
Aggregate Net Losses/(Gains) - May 2022	71,487.12
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.29%
Prior Net Losses/(Gains) Ratio	-0.24%
Second Prior Net Losses/(Gains) Ratio	-0.02%
Third Prior Net Losses/(Gains) Ratio	0.09%
Four Month Average	0.03%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.57%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	37.17

Flow of Funds	$ Amount
Collections	15,697,459.06
Investment Earnings on Cash Accounts	1,406.10
Servicing Fee	(248,956.63)
Transfer to Collection Account	-
Available Funds	15,449,908.53

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	237,251.50
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	10,019,028.58
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	961,936.21

Total Distributions of Available Funds	15,449,908.53

Servicing Fee	248,956.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 05/16/22	287,400,453.42
Principal Paid	14,203,423.49
Note Balance @ 06/15/22	273,197,029.93

Class A-1
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2a
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-2b
Note Balance @ 05/16/22	0.00
Principal Paid	0.00
Note Balance @ 06/15/22	0.00
Note Factor @ 06/15/22	0.0000000%

Class A-3
Note Balance @ 05/16/22	172,820,453.42
Principal Paid	14,203,423.49
Note Balance @ 06/15/22	158,617,029.93
Note Factor @ 06/15/22	57.8050401%

Class A-4
Note Balance @ 05/16/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	76,910,000.00
Note Factor @ 06/15/22	100.0000000%

Class B
Note Balance @ 05/16/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	25,110,000.00
Note Factor @ 06/15/22	100.0000000%

Class C
Note Balance @ 05/16/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 06/15/22	12,560,000.00
Note Factor @ 06/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	284,548.83
Total Principal Paid	14,203,423.49
Total Paid	14,487,972.32

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	158,418.75
Principal Paid	14,203,423.49
Total Paid to A-3 Holders	14,361,842.24

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3408669
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.0145709
Total Distribution Amount	17.3554378

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5773278
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.7617474
Total A-3 Distribution Amount	52.3390752

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	705.40
Noteholders' Principal Distributable Amount	294.60

Account Balances	$ Amount
Reserve Account
Balance as of 05/16/22	2,092,197.46
Investment Earnings	1,113.09
Investment Earnings Paid	(1,113.09)
Deposit/(Withdrawal)	-
Balance as of 06/15/22	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,040,805.11	$785,866.51	$866,527.12
Number of Extensions	51	38	44
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.25%	0.26%